Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

The Company leases office property in San Pedro, California from Deluna Properties, Inc., a company owned by Salvatore Galletti. Rent expense was $0.06 million for each of the years ended December 31, 2020, and 2019.

In January 2009, the Company entered into a promissory note with Salvatore Galletti as the lender in the amount of $0.05 million, which matured on December 31, 2020. The note bore interest at 4.75% over the Prime Rate. The promissory note was paid off in full on January 6, 2020. It had a balance of $0.05 million as of December 31, 2019 and is recorded as notes payable to related parties in the accompanying consolidated balance sheets.

The Company entered into a credit agreement with Salvatore Galletti for a $1.20 million revolving line of credit in January 2007. Monthly interest payments are accrued at 4.75% above the Prime Rate on any outstanding balance. In addition, the Company agreed to pay Salvatore Galletti 0.67% per month of the full amount of the revolving credit line, regardless of whether the Company has borrowed against the line of credit. This agreement originally expired on December 31, 2011 but was extended to December 31, 2024. The outstanding balance of the line of credit was $0 and $0.40 million as of December 31, 2020 and 2019, respectively, and is recorded as notes payable to related parties in the accompanying consolidated balance sheets.

In June 2010, the Company entered into a promissory note with the Salvatore Galletti as the lender in the amount of $0.15 million, which bears interest at 8.00% per annum. The promissory note was paid off in full on June 2, 2020. It had a balance of $0.15 million as of December 31, 2019 and was recorded as notes payable to related parties in the accompanying consolidated balance sheets.

In May 2018, Ittella Italy entered into a promissory note with Pizzo in the amount of 0.48 million Euros. The note bears interest at 8.00% per annum and has a maturity date of January 31, 2021. The balance of the note was $0.07 million and $0.10 million as of December 31, 2020 and 2019, respectively.

The Company is party to a revolving line of credit with Marquette Business Credit as of December 31, 2020 and 2019 with borrowing capacity of $25.00 million and $15.00 million, respectively (Note 15). The parent organization of Marquette Business Credit is UMB (Note 3 and 4).